Lease liabilities (Details) - Schedule of the lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the lease liabilities [Abstract]
Balance, beginning of period	$ 2,546,160
Additions		2,588,107
Interest	236,680	216,434
Lease payments	(2,647,669)	(258,381)
Modification of lease	(135,171)
Balance, end of period		2,546,160
Current portion		111,672
Non-current portion		2,434,488
Total lease liabilities		$ 2,546,160